UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Upright Growth Fund

SEMIANNUAL REPORT

March 31, 2008

_____________________________________________________________________________________________

_____________________________________________________________________________________________

TABLE OF CONTENTS

Shareholders Letter…………………………………………………………………………………….

1

Schedule of Investments ………………………………………………………………………………

4

Statement of Assets and Liabilities…………………………………………………………………….

 6

Statement of Operations………………………………………………………………………………..

7

Statements of Changes in Net Assets…………………………………………………………………..

8

Notes to the Financial Statements………………………………………………………………………

9

Financial Highlights……………………………………………………………………………………

  12

Fund Expense…………………………………………………………………………………………

 13

Security Holding By Industry Sector……………………………………………………………………

 14

Trustees and Officers…………………………………………………………………………….…

 15

_____________________________________________________________________________________________

Upright Growth Fund

May 29, 2008

Dear Investor:

We would like to present you the Semi-Annual Report of the Upright Growth Fund for the fiscal year from October 1, 2007 to March 31, 2008.  The Fund produced a return of -23.82%.  The S&P 500 Index (large companies) yielded a –13.26% return excluding dividends. The sub-prime crisis caused the market to drop severely in the first quarter of 2008. Since then the market started climbing up, during the period between April 1st and May 31st, 2008, the S&P 500 Index bounced back 5.9%.  In the meantime, Upright Growth Fund produced 12.36% growth which demonstrates The Fund’s strong holding and its potential to outperform the market in the second quarter.

Market Review

Wall Street has a well known proverb “Stock market is born in despair, grows in suspicion, and falls in anticipation”.    It takes time to go through the cycle.  A rare example is the market crash at the turn of the century which started in 2000 and finally bottomed up in 2002.  That particular cycle took 3 years.

The stock market steadily grew for more than a year till October 2007.  It then started to drop, even through the highly anticipated holiday season, and reluctantly stabilized in January 2008.  The correction phase eventually hit the bottom on March 17.  Since then it has bounced back as the end of May.  This cycle, starting in October, 2007 and ending in March, lasted about 6 months.  The market dropped approximately 17.5% nearly the 20% indicator for a so-called Bear Market.

Behind the seemingly typical correction cycle laid the disastrous Sub-Prime Loan crisis.  The market predicted a deflated economy ahead, thus jump started the corrections regardless of the earnings reports from the holiday season.  In a similar “anticipation” model, regardless of the pessimistic economic environment due to inflation and record high oil price, the market jump started the growth trend since mid March.

Special Analysis on high potential assets in an uncertain market

There are two very different “buy” candidates in a market correction cycle: Some hard hit companies and the desirable commodities.

When the entire market encountered a near 20% adjustment, the individual stocks could have experienced a higher setback.  The hardest hit sector per Sub-Prime Loan crisis is banking. Citibank’s drop was 66% from $55.68 to $18.59.  Washington Mutual’s loss was scarily -79% from $46 to $9.7.  Both were respected solid and growth companies.  Two reasons these hard hit companies can be ideal buys:  1) If companies could survive a devastating crash, the turnaround could yield growth and profit.  2) If companies were undervalued, the profit margin would be rewarding.

The desirable securities are gold, oil, agricultural products, commodities, bond, etc…  Over the past six months, they not only outperformed the stock market, but also generated noticeable profits.  A portfolio containing these assets would have weathered the recent market crash and yield excellent results.

Portfolio Review

Here is a brief review of the Fund’s top holdings:

Silicon Motion Technology – The stock returned 100% profit around one year after it was added to the Fund’s holdings.  We deemed it a growth stock, thus acquire additional shares.  However, it experienced a severe correction in the past six months thus hindered the Fund’s performance.  Fortunately, it has bounced 56% since the lowest price and is showing good growth rate.

The Manitowoc Company, Inc. – A diversified industrial manufacturer in three principal markets: Cranes and related products, Foodservice equipment, and Marine.  The company’s crane business is a global provider of engineered lift solutions which offers a line of lifting equipment.  The global market is driving the revenue thus a flat US economy does not negatively impact the stock price.  However, after a 50% growth since the initial purchase, it is in the middle of an adjustment phase.  We will closely monitor the stock for reevaluation.

Advanta Corp – The company issues business purpose credit cards to small business and business professionals through Advanta Bank Corp.  The Fund took a 30% profit several years ago.  We acquired it again since the stock price was corrected in the Sub-Prime crisis.  It is a contributor to good performance.

United Health Group – UNH is a solid managed care company.  Though suffered 50% price slash, it forecasts a steadily 12% annual growth over the next five years.  We are holding it at loss, but for future growth.

Google – We took a nice profit when the market was falling.  Google is a solid company and we may acquire additional shares.

Apple Inc. – Apple proved itself to be a solid company by bouncing back from a 40% correction within a short period of time.  We acquired additional shares during the correction phase.

Summary

The stock market is the pre-indicator for economic changes.  A fund manager must be able to recognize it to manage the portfolio for long term growth and to avoid the pricing and sentimental fluctuations of the market.  The emotional quotient is particularly critical in a market heavily impacted by the powerful hedge funds.

Our holdings have started to bounce back and we believe there are more growth potentials.

We appreciate your trust and business in the past and look forward to increase portfolio performance in the near future.

Sincerely,

David Y. S. Chiueh, CFP

Portfolio Manager

This chart assumes an initial gross investment of $10,000 made on January 21, 1999 (commencement of operations).  Returns shown assume reinvestment of all dividends.  Performance reflects expense reimbursements and fee waivers in effect and do not reflect the sales charges.  Absent expense reimbursement and fee waivers, total returns would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

Average Annual Returns

For the Periods ended March 31, 2008

	1 -Year	3 -Year	5 - Year	Since Inception
Upright Growth Fund	-18.43%	-2.23%	6.94%	-1.69%
S&P 500 Index	11.83%	10.06%	6.27%	3.85%
* Inception January 21, 1999

SCHEDULE OF INVESTMENTS

March 31, 2008

Common Stocks –

Bank –3.31%

Washington Mutual Inc *

23,000

235,980

Biotechnology –5.27%

Amgen, Inc. *

5,100

213,078

Genetech Inc.

2,000

162,360

    375,438

Computer –3.86%

Apple Computer, Inc. *

1,500

215,250

Dell Computer Corp. *

3,000

   59,760

    275,010

Diversified Company –7.91%

General Electric Company

2,000

   73,740

Manitowoc Company Inc

12,000

      490,200

    563,940

Electronics  - 8.26%

Au Optronics Corp

8,000

137,520

Corning Inc.

15,000

360,450

Vishay Intertechnology

10,000

  90,600

    588,570

Energy –0.47%

El Paso Corporation

2000

   33,280

Financial Service –6.70%

Advanta Corp

58,395

349,202

Citigroup Inc

6,000

      128,520

    477,722

Food  –3.44%

Starbucks Corp

14,000

      245,000

Healthcare –5.45%

Unitedhealth Group Inc.

11,300

      388,268

Industrial Service – 0.46%

Allied Waste Industries

3000

   32,430

Information Service – 0.49%

Moodys Corp

1000

   34,830

See accompanying notes to financial statements.

Insurance – 1.22%

American Intl Group Inc

2000

   86,680

Internet  – 1.85%

Google Inc

300

   132,141

Medical –7.95%

Biovail Corp

14,000

        149,100

Pfizer Inc

20,000

         417,600

    566,700

Networks - 0.64%

Cisco Systems, Inc. *

1,900

         45,771

Retail –5.06%

Aeropostale Inc

3,500

         94,885

Coach Inc.

7,000

       211,050

Timberland Co.

4,000

         54,920

        360,855

Semiconductor –20.69%

Himax Technologies

55,000

        266,750

Intel Corp

3,000

         63,540

Lsi Logic Corp

17,000

         84,150

Silcon Motion Technology

66,000

        932,049

Taiwan Semiconductor

2,869

         29,465

Texas Instruments Inc.

3,500

         98,945

             1,474,899

Software and Services –2.74%

Oracle Corp. *

10,000

    195,600

Storage Technology –7.91%

EMC Corp. Mass *

11,000

157,740

Sandisk Corp. *

18,000

    406,260

    564,000

Telecommunication – 3.12%

Nokia Corp

7,000

    222,600

`Total Common Stocks (Cost $7,570,733)

6,899,714

Cash & cash equivalent

229,925

Total Investments (Cost $7,800,658)

7,129,639

Total Net Assets   100.0%

$7,129,639

UPRIGHT GROWTH FUND

STATEMENTS OF ASSETS AND LIABILITIES

For the Period Ended Mar 31, 2008 (UNAUDITED)

ASSETS:

Investment in securities, at value (

$6,899,714

)

$6,899,714

Cash

229,925

      Subscriptions receivable

0

Security sales receivable

0

Dividends receivable

0

Accrued interest receivable

0

Accounts receivable

0

Total Assets

7,129,639

LIABILITIES:

Investment adviser fees

27,590

Administrative fees

8,277

Custodian fees

1,248

Auditors and legal fees

4,661

Trustee fees

5,129

Registration fees

409

Insurance fees

546

Miscellaneous

5,114

Redemption payable

20

Security purchases payable

71,762

Other payable

0

Distribution fees

0

Total Liabilities

124,756

NET ASSETS:

7,004,883

NET ASSETS CONSIST OF:

Paid in capital

8,069,115

Accumulated undistributed

Net investment income (loss)

(553,915)

Net realized gain (loss)

159,052

Net unrealized appreciation(depreciation)

(669,369)

Total Net Assets

$7,004,883

Shares outstanding

(Unlimited number of shares authorized)

832,647

Net Asset Value and Redemption Price Per Share

$8.41

Maximum offering price per share, 100/97

$8.41

$8.67

See accompanying notes to financial statements.

UPRIGHT GROWTH FUND

STATEMENTS OF OPERATION

From Sep 30, 2007 to Mar 31, 2008 (UNADITED)

INVESTMENT INCOME:

Dividends

$43,493

Total Income

43,493

EXPENSES:

Investment adviser fees

60,116

Administrative fees

18,035

Custodian fees

1,840

Auditors and legal fees

4,085

Trustee fees

920

Blue sky fees

250

Insurance fees

1,106

Distribution fees

0

Miscellaneous

9,040

Total expenses before reductions

95,392

Reimbursement from advisor

0

Net Expense (after reimbursement)

95,392

NET INVESTMENT INCOME (LOSS)

(51,899)

REALIZED AND UNREALIZED LOSS ON

Net realized gain (loss) on:

Investment securities

(184,254)

Foreign currency transactions

0

Futures contracts

0

(184,254)

Change in net unrealized appreciation (depreciation)

Investment securities

(1,436,534)

Net gain (loss)

(1,620,788)

NET INCREASE (DECREASE) IN NET ASSETS

FROM OPERATION

$(1,672,687)

See accompanying notes to financial statements.

UPRIGHT GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended  Mar  31,  2008   and   Sep  30,  2007

Unaudited

Six months Ended

Year Ended

Mar  31,  2008

Sep  30,  2007

INCREASE (DECREASE) IN NET

OPERATIONS:

Net investment income (loss)

($54,930)

($83,137)

Net realized gain (loss)

(184,254)

86,025

Change in net unrealized appreciation (depreciation)

(1,436,534)

467,614

Net increase (decrease) in net assets from

(1,672,687)

470,502

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income

0

0

From net realized gain

0

0

Total distributions

0

0

SHARE TRANSACTIONS:

Net proceeds from sales of shares

497,309

699,904

Reinvestment of distributions

0

0

Shares redeemed

(64,081)

(873,968)

Net increase (decrease) in net assets from

433,228

(174,064)

TOTAL INCREASE (DECREASE) IN NET

$(1,294,389)

$296,438

NET ASSETS:

Beginning of period

$8,687,211

$8,391,317

End of period

$7,004,883

$8,687,755

TRANSACTIONS IN

Shares Sold

51,678

65,861

Shares reinvested

0

0

Shares redeemed

6,222

(82,262)

Net increase (decrease) in shares outstanding

45,456

(16,401)

See Notes to the Financial Statements

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2008

 1. ORGANIZATION

The Upright Investments Trust (“the Trust) was organized as a business trust under the laws of the State of Delaware under a Certificate of Formation dated March 4, 1998, and is registered as an open end, diversified management investment company under the Investment Company Act of 1940.  The Certificate of Formation provides for an unlimited number of authorized shares of beneficial interest, which may, without shareholder approval, be divided into an unlimited number of series of such shares.  The Trust presently consists of one diversified investment portfolio, Upright Growth Fund (the “Fund”).  The principal investment objective of the Fund is to provide long-term growth of capital, with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

a)   Investment Valuation - Common stocks that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Common stocks which are listed on an exchange but which are not traded on the valuation date are valued at the current bid prices.  Unlisted equity securities for which market quotations are readily available and options are valued at the current bid prices.  Debt securities which will mature in more than 60 days are valued at the latest bid prices furnished by an independent pricing service.  Short-term instruments with a remaining maturity of 60 days are valued at the latest bid prices furnished by an independent pricing service. Short-term instruments with a remaining maturity of 60 days are valued at amortized cost, which approximates market value.  Other assets and securities for which no quotations are        readily available are valued at fair value as       determined by the Upright Financial Corporation

        (“Adviser”) in accordance with procedures       approved by the Board of Directors.

b)   Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.  At March 31, 2008, the Fund had a net capital loss carryover of approximately $25,202 expiring in 2013.

c)

Distributions to Shareholders - Distributions from net investment income, if any, are declared and paid annually.  Distributions of the Fund’s net realized capital gains, if any, are declared at least annually.  Distributions are recorded on the ex-dividend date.

The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales and net operating losses.

d)  Other - Investment and shareholder transactions are recorded on the trade date.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

e)

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of         the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

Upright Growth Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2008

f)   Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)

Securities Sold Short - The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination.  The Fund records a realized gain or loss when the short position is closed out.  The fund did not have any open short positions at March 31, 2008.

h)

Securities Purchased on Margin – The Fund may purchase securities on margin in which case the Fund does not fully pay for securities purchased and borrows amounts to settle the purchase.  No securities were purchased on margin at March 31, 2008.

3. INVESTMENT TRANSACTIONS

 The aggregate amounts of security transactions during the year ended March 31, 2008 (excluding repurchase agreements and short-term securities), were as follows:

                                        Other than

                                        U.S. Govt.            U.S. Govt.

                                        Securities             Securities

Purchases                       $2,642,816

                   -

Proceeds from sales        1,947,658

                   -

As of March 31, 2008, the gross unrealized appreciation for all securities totaled $749,970 and the gross unrealized depreciation for all securities totaled $1,420,990 or a net unrealized depreciation of $671,020. The aggregate cost of securities for federal income tax purposes at March 31, 2008 was $7,570,733.  During the year ended March 31, 2008, the Fund paid no dividends nor did it have distributable earnings.

4. INVESTMENT ADVISORY AND OTHER               AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Upright Financial Corporation (“Adviser”).  Pursuant to its Investment Advisory Agreement with the Fund, the Adviser is entitled to  receive a fee, calculated at an annual rate of 1.50% of its daily net assets.  The Fund has accrued $27,590 of adviser fees through March 31, 2008.  During the six months ended March 31, 2008 the fund paid $64,042.02 in advisory fees.

Upright Financial Corporation is the Fund’s administrator (the“Administrator”). As compensation for services rendered to the Fund, the Administrator is entitled to receive a fee calculated at an annual rate of. 45% of its daily net assets.  The Fund has accrued $8,277 of administrative fees through March 31, 2008. During the six months ended March 31, 2008, the Fund paid $19,212.61 in administrative fees.

Mutual Shareholder Services serves as transfer agent and U.S. Bank serves as custodian.

David Y.S. Chiueh is an officer of Upright Financial Corporation, the Fund Adviser.  He is also an officer and trustee of the Fund

5. MARGIN LOAN

The fund has utilized line of credit during the period.  It paid off its outstanding loan balance by  March 25, 2008.  It has paid  margin interest of  $801 in total during the six month period ended on March 31, 2008.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2008

CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

For  the six months ended       For the year ended

                                   March 31, 2008         September 30, 2007

Shares sold

51,678      $497,309

       65,861     $699,903

Shares redeemed

 6,222          64,081      (82,262)    (873,968)

Net capital share

   Transactions

45,456      $433,228

       (16,401)     $(174,605)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

                                                                                                                              Year ended September 30,

                                                                         Six Months Ended

                                                                             March 31, 2008           2007              2006              2005           2004

PER SHARE DATA

Net asset value, beginning of period                    $11.04

  $10.44              $10.07           $8.86           $8.35

Investment operations:

   Net  Investment loss                                               (0.06)                    (0.06)

                (0.13)

             (0.15)          (0.14)

Net realized and unrealized gain (loss)

      on investment                                                      (2.56)                   (0.06)               0.50               1.36              0.65

     Total from investment operations                    (2.62)                  (0.12)               0.37              1.21               0.51

Less distributions:                                                        _                          _                     _                    _                   _

From net investment income                       _______                 ______           ______          ______         ______

Net asset value, end of year                                     $8.41                      $10.32           $10.44           $10.07             $8.86

 TOTAL RETURN                                                  $(23.77%)             (1.15)%           3.67%          13.64%            6.11%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in thousands)              $7,005                $7,988           $8,391           $7,478          $5,696

Ratio of net expenses to average net assets           1.18%                 2.23%           2.28%             2.21%           2.15%

    Ratio of net investment income (loss) to

       average net assets                                             (0.64)%                (1.32)%         (1.65)%         (2.20)%         (1.55)%

Ratio of net expenses to average net assets-

   without fee waiver                                              1.18%                 2.23%            2.21%             2.28%          2.15%

   Ratio of net investment income to average

        net assets - without fee waiver                         (0.64)%                (1.32)%         (1.65)%           (2.20)%        (1.55)%

Portfolio turnover rate                                          24.02%                13.99%         30.87%            55.49%         37.76%

Note: The fund used average share method to calculate selected data for a share outstanding throughout each year

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330

FUND EXPENSES

A shareholder of each Fund incurs two types of costs: (1) transaction costs, such as sales charge if applied, and (2) ongoing costs, including investment advisory fees and other fund expenses. The examples is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expense. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, then multiply the result by the number in the first line under the heading entitled “Expensed Paid During Period ” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Upright Growth Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2007	March 31, 2008	October 1, 2007 to March 31, 2008

Actual	$1,000.00	$752.91	$5.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.10	$5.96

* Expenses are equal to each Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, Multiplied by 182/365 (to reflect the one-half year period).

UPRIGHT GROWTH FUND

 Security Holdings By Industry Sector

March 31, 2008

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio investments.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  A majority of Upright‘s board members are independent, meaning that they have no affiliation with Upright or the funds they oversee.

The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
David Y.S. Chiueh[1] 615 west Mt. Pleasant Ave Livingston, NJ 07039 Year of Birth: 1957	Trustee since 1998; Chairman of the Board and Chief Executive Officer since 1998	President of the Investment Adviser since 1990; He held the license of Certified Financial planner since 1991.	None

1 David Y.S Chiueh is “interested persons” of the Trust because he is officer of the Trust.  In addition, he may be deemed to be “interested persons” of the Trust because he is  officer of the Fund’s adviser.

The following table provides information regarding each Trustee who is a “Non-interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Wellman Wu Kam Man Food Inc. 511 Old Post Road Edison, NJ 08817 Year of Birth: 1942	Trustee since 1998

President of Kam Man Food Corp. in New Jersey since 1996 and Vice-president of Kam Man Food Inc in New York since 1972. He also served as President of Kam Kuo Food Corp. in New York since 1992. The Kam Man Group is one of biggest supermarket of Chinese food in east coast.

None
Carol Jou 63 Mcclellan Ave Livingston, NJ 07039 Year of Birth: 1964	Trustee since December 2005	IT application systems Engineer, Schering-Plough Pharmaceutical Corporation, Kenilworth (2005 to present); IT application systems Engineer, Novartis Pharmaceutial Corporation (2001 to 2005)	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request by calling the Fund at 973-533-1818.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 10,2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/David Y.S. Chiueh

*David Y.S. Chiueh

Chief Executive Officer

Date June 10, 2008

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date:  June 10, 2008

* Print the name and title of each signing officer under his or her signature.